Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Entity Central Index Key	0001756708
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38863
Entity Registrant Name	JUMIA TECHNOLOGIES AG
Entity Incorporation, State or Country Code	2M
Entity Address, Address Line One	Charlottenstraße 4
Entity Address, Postal Zip Code	10969
Entity Address, City or Town	Berlin
Entity Address, Country	GE
Amendment Flag	true
Amendment Description	This amendment (the “Amendment”) to the annual report on Form 20-F of Jumia Technologies AG (the “Company”) for the fiscal year ended December 31, 2019 filed on April 3, 2020 (the “Original Form 20-F”) is being filed for the purpose of revising the presentation of diluted loss per share in Item 3 “Key Information—Selected Financial Information” on page 2 and in our Financial Statements including Note 28 Earnings per share on page F-46 in response to a comment from the staff of the Securities and Exchange Commission. The revisions correct an error in the calculation of diluted loss per share by removing anti-dilutive share options from the weighted average number of shares used to compute diluted loss per share. We likewise revised the disclosure in our risk factor “We have identified material weaknesses in our internal control over financial reporting. Our failure to correct these control deficiencies or our failure to discover and address any other control deficiencies could result in inaccuracies in our financial statements” on page 49 to refer to the revised calculation of diluted loss per share. We are also revising the quarterly data for the first three quarters of 2019 on page 92 to reflect the reclassification of certain types of vouchers, consumer and partner incentives from sales and advertising expense to revenue. Finally, we are updating the chart on page 65 that describes the share of items sold by category in 2019 to correct an error in the Original Form 20-F.
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	156,816,494
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Skalitzer Straße 104
Entity Address, Postal Zip Code	10997
Entity Address, City or Town	Berlin
City Area Code	30
Local Phone Number	398 20 34 51
Contact Personnel Name	Sacha Poignonnec
Contact Personnel Email Address	sacha.poignonnec@jumia.com
American Depository Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	JMIA
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value
No Trading Symbol Flag	true
Security Exchange Name	NYSE